Document and Entity Information	Jan. 10, 2020
Risk/Return:
Document Type	497
Document Period End Date	Jan. 10, 2020
Entity Registrant Name	JACKSON VARIABLE SERIES TRUST
Entity Central Index Key	0001532747
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 10, 2020
Document Effective Date	Jan. 10, 2020
Prospectus Date	Apr. 29, 2019